PROPERTIES (Detail 4) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings per share - diluted:
Net income - as reported	$ 0.32	$ 0.43	$ 0.22	$ 0.32	$ 0.44	$ 0.48	$ 0.37	$ 0.45	$ 1.29	$ 1.74	$ 1.46
Pro forma
Proforma Information [Line Items]
Revenues									$ 817,642	$ 789,270
Net income									$ 258,927	$ 318,271
Earnings per share - diluted:
Net income - as reported									$ 1.29	$ 1.74
Net income - pro forma									$ 1.33	$ 1.74